LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
LOAN PAYABLE
2.	LOAN PAYABLE

On February 5, 2013, Capricor entered into a Loan Agreement with CIRM (the “CIRM Loan Agreement”), pursuant to which CIRM agreed to disburse $19,782,136 to Capricor over a period of approximately three and one-half years to support Phase II of the ALLSTAR clinical trial.

Under the CIRM Loan Agreement, Capricor is required to repay the CIRM loan with interest at the end of the loan period. The loan also provides for the payment of a risk premium whereby Capricor is required to pay CIRM a premium of up to 500% of the loan amount upon the achievement of certain revenue thresholds. The loan has a term of five years and is extendable annually up to ten years at Capricor’s option if certain conditions are met. The interest rate for the initial term is set at the one-year LIBOR rate plus 2% (“base rate”), compounded annually, and becomes due at the end of the fifth year. After the fifth year, if the term of the loan is extended and if certain conditions are met, the interest rate will increase by 1% over the base rate each sequential year thereafter, with a maximum increase of 5% over the base rate in the tenth year. CIRM has the right to cease disbursements if a no-go milestone occurs or certain other conditions are not met. Under the terms of the CIRM Loan Agreement, CIRM deducted $36,667 from the initial disbursement to cover its costs in conducting financial due diligence on Capricor. CIRM will also deduct approximately $16,667 from each disbursement made in the second and third year of the loan period to cover its costs of continuing due diligence according to the payment disbursement schedule, which may be amended from time to time. So long as Capricor is not in default under the terms of the CIRM Loan Agreement, the loan may be forgiven during the term of the project period if Capricor abandons the trial due to the occurrence of a no-go milestone. After the end of the project period, the loan may also be forgiven if Capricor elects to abandon the project under certain circumstances. Under the terms of the CIRM Loan Agreement, Capricor is required to meet certain financial milestones by demonstrating to CIRM prior to each disbursement of loan proceeds that it has funds available sufficient to cover all costs and expenses anticipated to be required to continue Phase II of the ALLSTAR trial for at least the following 12-month period, less the costs budgeted to be covered by planned loan disbursements.

The timing of the distribution of funds pursuant to the CIRM Loan Agreement shall be contingent upon the availability of funds in the California Stem Cell Research and Cures Fund in the State Treasury, as determined by CIRM in its sole discretion.

Capricor did not issue stock, warrants or other equity to CIRM in connection with this award. The due diligence costs to be deducted from each disbursement are capitalized and amortized to general and administrative expenses over the remaining term of the loan. As of March 31, 2014, $36,667 of loan costs were capitalized with $1,834, $1,414, and $8,556 expensed for the three months ended March 31, 2014 and 2013, and the period from July 5, 2005 (inception) through March 31, 2014, respectively, with the balance of $28,111 to be amortized over the next 3.9 years.

On February 6, 2013, Capricor received loan proceeds of $857,267, net of loan costs. This disbursement will carry interest at the initial rate approximately 2.8% per annum.

On July 8, 2013, Capricor received its second disbursement under the loan award of $3,067,799. This disbursement will carry interest at the initial rate of approximately 2.5% per annum. A portion of the principal disbursed under the second disbursement is currently being recorded as restricted cash, as Capricor must expend for approved project costs in order to use these funds. For the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014, interest expense under the CIRM loan was $25,327, $3,711, and $83,461, respectively.

2.	LOAN PAYABLE
  On February 5, 2013, Capricor entered into a Loan Agreement with CIRM (the “CIRM Loan Agreement”), pursuant to which CIRM agreed to disburse $19,782,136